BORROWINGS (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	6 Months Ended
		Jul. 23, 2021	Jul. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Apr. 30, 2023
Borrowings, by type [abstract]
Borrowings				$ 37,828	$ 22,618
Gain recognized from modification of convertible debt				481
Class A Ordinary Shares [Member]
Borrowings, by type [abstract]
Debt conversion price (in dollars per share)						$ 7.366
Convertible Debt [Member]
Borrowings, by type [abstract]
Borrowings	[1]			$ 22,735	22,618
Principal amount		$ 30,000
Interest rate		8.00%
Debt conversion price (in dollars per share)		$ 0.0632
Equity component of convertible notes, converted		$ 683
Repayment of principal borrowings			$ 7,000
Maturity date				July 21, 2025
Unamortized discount				$ 265	382
Senior Secured Notes [Member]
Borrowings, by type [abstract]
Borrowings	[2]			15,093	$ 0
Unamortized premium				$ 93

[1]	The Group issued a US$30.0 million promissory note on July 23, 2021. The promissory note is non-secured, bears an annual interest rate of 8%, matures on July 23, 2023 and provides the holder an option to convert all or any portion of the note into the ordinary shares of Bitdeer at US$0.0632 per share at any time from the issuance of the note to the second anniversary of the date of issuance. Approximately US$683,000 was recognized as an equity component. In July 2023, the Group repaid US$7.0 million in principal and amended the promissory note to extend the maturity of the promissory note to July 21, 2025. In addition, to reflect the reverse recapitalization effectuated in April 2023 as disclosed in Note 6(a), the shares the promissory note is convertible into was changed from the ordinary shares of Bitdeer to the Class A ordinary shares of the Group, and the per-share conversion price was adjusted to US$7.3660 from US$0.0632. The extension of the maturity date is accounted for as a debt modification, and a gain from modification of approximately US$481,000 was recognized in earnings. The unamortized discount as of June 30, 2024 and December 31, 2023 was approximately US$265,000 and US$382,000, respectively.
[2]	The senior secured notes were part of purchase consideration paid for the Norway Acquisition disclosed in Note 6(b). The unamortized premium as of June 30, 2024, was approximately US$93,000.